Equity-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity-Based Compensation

15. Equity-Based Compensation

2013 Incentive Plan

The Company’s board of directors adopted, and its equity holders approved, the Sprouts Farmers Market, Inc. 2013 Incentive Plan (the “2013 Incentive Plan”). The 2013 Incentive Plan became effective July 31, 2013 in connection with the Company’s IPO and replaced the 2011 Option Plan (except with respect to outstanding options under the 2011 Option Plan). The 2013 Incentive Plan serves as the umbrella plan for the Company’s stock-based and cash-based incentive compensation programs for its directors, officers and other team members.

Under the 2013 Incentive Plan, effective July 31, 2013 upon the pricing of the Company’s IPO, the Company granted to certain officers and team members options to purchase 396,000 shares of common stock at an exercise price of $18.00 per share, with grant date fair values $4.65 to $5.92. The Company also granted to independent directors options to purchase 11,112 shares of common stock at an exercise price of $18.00 per share, with a grant date fair value of $4.65.

The aggregate number of shares of common stock that may be issued to team members and directors under the 2013 Incentive Plan may not exceed 10,089,072. Shares subject to awards granted under the 2013 Incentive Plan which are subsequently forfeited, expire unexercised or are otherwise not issued will not be treated as having been issued for purposes of the share limitation.

2011 Option Plan

In May 2011, the Company adopted the Sprouts Farmers Markets, LLC Option Plan (the “2011 Option Plan”) to provide employees or directors of the Company with options to acquire shares of the Company (“options”). The Company had authorized 12,100,000 shares for issuance under the 2011 Option Plan. Options may no longer be issued under the 2011 Option Plan.

During the thirty-nine weeks ended September 29, 2013, the Company awarded 209,000 options to employees under the 2011 Option Plan at exercise prices of $9.15 and grant date fair values of $2.33 to $3.10.

The Company uses the Black-Scholes option pricing model to estimate the fair value of options at grant date. Options vest in accordance with the terms set forth in the grant letter and vary depending on if they are time-based or performance-based. Time-based options generally vest ratably over a period of 12 quarters (three years) and performance-based options vest over a period of three years based on financial performance targets set for each year. In the event of a change in control as defined in the 2011 Option Plan, all options under such plan become immediately vested and exercisable.

Equity-based compensation expense was reflected in the consolidated statements of operations as follows:

	Thirty-Nine Weeks Ended
	September 30, 2012	September 29, 2013
Cost of sales, buying and occupancy	$329	$481
Direct store expenses	95	81
Selling, general and administrative expenses	2,524	3,723

Equity-based compensation expense before income taxes	2,948	4,285
Income tax benefit	(1,303)	(1,684)

Net equity-based compensation expense	$1,645	$2,601

Net equity-based compensation expense for the thirty-nine weeks ended September 29, 2013 included additional expense of $0.5 million related to anti-dilution provision payments made to certain option holders. See Note 12, “Stockholders’ Equity” for more information.

As of December 30, 2012 and September 29, 2013, there were approximately 5,830,000 and 5,177,053 unvested options outstanding, respectively.

As of September 29, 2013, total unrecognized compensation expense related to outstanding options was $5.4 million which, if the service and performance conditions are fully met, is expected to be recognized over the next 0.9 years on a weighted-average basis.

During the thirty-nine weeks ended September 29, 2013, the Company received $0.1 million in cash proceeds from the exercise of options.

24. Equity-Based Compensation

In May 2011, the Company adopted the Sprouts Farmers Markets, LLC Option Plan (the “Option Plan”) to provide employees or directors of the Company with options to acquire shares of the Company (“options”). The Company had authorized 12,100,000 shares for issuance under the Option Plan of which 11,572,990 such options have been granted as of December 30, 2012.

Options are granted to certain employees at a price determined by the Board in its sole discretion. The maximum contractual term for such options is seven years. The options vest in accordance with the terms set forth in the grant letter and vary depending on if they are time-based or performance-based. Time-based options generally vest ratably over a period of 12 quarters (three years) and performance-based options vest over a period of three years based on financial performance targets set for each year. In the event of a change in control as defined in the Option Plan, all options become immediately vested and exercisable.

The estimated fair values of options granted during 2011 and 2012 range from $1.07 to $3.09, and were calculated using the following assumptions:

	2011	2012
Dividend yield	0.00%	0.00%
Expected volatility	38.58% to 41.18%	32.36% to 38.59%
Risk free interest rate	0.57% to 1.88%	0.40% to 0.77%
Expected life, in years	3.63 to 4.83	3.75 to 5.00

The grant date weighted average fair value of options granted was $1.12 and $1.99 for 2011 and 2012, respectively. The grant date weighted average fair value of options forfeited during 2012 was $1.17. The total grant date fair value of the options vested during 2011 and 2012 was $2.6 million and $4.5 million, respectively, including the value of vested options exercised during those same periods. The grant date weighted average fair value of the 6,906,229 options issued but not vested as of January 1, 2012 was $1.14. The grant date weighted average fair value of the 5,824,170 options issued but not vested as of December 30, 2012 was $1.45.

Expected volatility is calculated based upon historical volatility data from a group of comparable companies and expectations of future volatility over a timeframe consistent with the expected life of the awards. The expected life is estimated based on the expected period that the options are anticipated to be outstanding after initial grant until exercise or expiration based upon various factors including expectations concerning a potential liquidity event, the contractual terms of the awards and vesting schedules. The expected risk-free rate is based on the U.S. Treasury yield curve rates in effect at the time of the grant using the term most consistent with the expected life of the award. Dividend yield was estimated at zero as the Company does not anticipate making regular future distributions to stockholders.

The following table summarizes option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding at January 2, 2011	—	$—
Granted	10,140,240	3.33
Forfeited	(558,228)	3.33

Outstanding at January 1, 2012	9,582,012	3.33

Exercisable—January 1, 2012	2,400,486	3.33	6.35	$6,455

Vested/Expected to vest—January 1, 2012	9,582,012	3.33	6.35	$25,767

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	9,582,012	$3.33
Granted	2,609,200	6.32
Forfeited	(398,222)	3.97
Exercised	(220,000)	3.33		$592

Outstanding at December 30, 2012	11,572,990	3.99	5.65	$59,688

Exercisable—December 30, 2012	5,743,320	3.61	5.45	$31,849

Vested/Expected to vest—December 30, 2012	11,533,489	3.98	5.65	$59,639

Equity-based compensation expense was as follows:

	Year Ended
	January 2, 2011	January 1, 2012	December 30, 2012
Cost of sales, buying and occupancy	$—	$269	$502
Direct store expenses	—	134	127
Selling, general and administrative expenses	111	3,371	4,024

Total equity-based compensation expense	$111	$3,774	$4,653

The Company recognized income tax benefits of $0.0 million, $0.0 million and $0.6 million for 2010, 2011, and 2012, respectively.

As of December 30, 2012, total unrecognized compensation expense related to outstanding options was $6.9 million, which, if the service and performance conditions are fully met, is expected to be recognized over the next 1.8 years on a weighted-average basis.

During the year ended December 30, 2012, the Company received $0.5 million in cash proceeds from the exercise of options.